Cover	6 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement on Form S-1 (File No. 333-294624) contains disclosure that will be circulated as two separate prospectuses, as set forth below: ● Primary Offering Prospectus: A prospectus (the “Primary Offering Prospectus”) to be used in connection with the offering by CIMG Inc. (the “Company,” “we,” “us,” or “our”) of up to 900,000,000 units (the “Units”), each consisting of one share of our common stock, par value $0.00001 per share (the “Common Stock”), and one warrant to purchase one share of Common Stock (the “Warrants”), in a direct offering by us to certain investors pursuant to a Securities Purchase Agreement dated [ ], 2026 (the “Securities Purchase Agreement”) (such offering, the “Primary Offering”). The shares of Common Stock included in the Units and registered in the Primary Offering (the “Primary Shares”) will be issued in accordance with the terms of the Securities Purchase Agreement, and the shares of Common Stock issuable upon exercise of the Warrants (the “Warrant Shares”) will be issuable in accordance with the terms of the Warrants. The Warrants will be issued to the Purchasers in substantially the form set forth in Exhibit 4.9 hereto. On December 24, 2025, the stockholders with the majority of the Company’s issued and outstanding shares of common stock approved the material terms of the Primary Offering. ● Resale Prospectus: A prospectus (the “Resale Prospectus”) to be used in connection with the offer and sale, from time to time, by certain stockholders named in the Resale Prospectus (collectively, the “Selling Stockholders”) of up to 43,000,000 shares of Common Stock (the “Resale Shares”), at a fixed price of $0.01 per share until such time as our common stock is quoted on OTCQX or OTCQB marketplace or listed on a national securities exchange (the “Secondary Offering”). The Resale Prospectus is substantively identical to the Primary Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different “Offering” sections; ● they contain different “Use of Proceeds” sections; ● the “Capitalization” and “Dilution” sections of the Primary Offering Prospectus are deleted from the Resale Prospectus; ● a “Selling Stockholders” section is included in the Resale Prospectus; and ● a “Selling Stockholders’ Plan of Distribution” is included in the Resale Prospectus. The Company has included in this registration statement a set of alternate pages after the back-cover page of the Primary Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus, as compared to the Primary Offering Prospectus. The Primary Offering Prospectus will exclude the Alternate Pages and will be used for the Primary Offering. The Resale Prospectus will be substantively identical to the Primary Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the Secondary Offering.
Entity Registrant Name	CIMG Inc.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room R2, FTY D,
Entity Address, Address Line Two	Kin Ga Industrial Building
Entity Address, Address Line Three	9 San On Street
Entity Address, City or Town	Tuen Mun
City Area Code	+ 852
Local Phone Number	70106695
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Contact Personnel Name	Jianshuang Wang
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9127 Long Lake Palm Dr
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	+ 852
Local Phone Number	70106695